Financial risk management - Analysis of Borrowings after Interest Rate Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (904,683)		$ (587,462)
Finance leases		$ 595	595
Total debt	968,280		862,116	$ 817,958
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			861,521
Finance leases			595
Total debt	968,280		862,116
Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	868,460		723,077
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	99,820		138,444
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(20,293)		(21,757)
Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	549		2,320
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(196,081)		35,884
Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	142,142		62,939
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	13,604		19,329
US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(686,223)		(600,680)
US Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	725,769		657,818
US Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	86,216		119,115
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(337,029)		(282,129)
Argentine Peso | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			162,991
Finance leases			595
Total debt	208,352		163,586
Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	129,013		51,538
Argentine Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	79,339		111,453
Argentine Peso | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(19,733)		(21,757)
Argentine Peso | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	549		2,320
Argentine Peso | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0		0
Argentine Peso | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0		0
Argentine Peso | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(317,296)		(260,372)
Argentine Peso | US Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	128,464		49,218
Argentine Peso | US Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	79,339		111,453
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(634,685)		(444,617)
Brazilian Reais | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			177,652
Finance leases			0
Total debt	240,001		177,652
Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	219,520		150,661
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	20,481		26,991
Brazilian Reais | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0		0
Brazilian Reais | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(196,081)		35,884
Brazilian Reais | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	142,142		62,939
Brazilian Reais | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	13,604		19,329
Brazilian Reais | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(438,604)		(480,501)
Brazilian Reais | US Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	77,378		87,722
Brazilian Reais | US Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,877		7,662
Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	19,500		23,603
Uruguay, Pesos | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			16,510
Finance leases			0
Total debt	15,113		16,510
Uruguay, Pesos | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	15,113		16,510
Uruguay, Pesos | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0		0
Uruguay, Pesos | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0		0
Uruguay, Pesos | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0		0
Uruguay, Pesos | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0		0
Uruguay, Pesos | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	21,586		24,512
Uruguay, Pesos | US Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	15,113		16,510
Uruguay, Pesos | US Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0		0
US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	47,531		115,681
US Dollar | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			504,368
Finance leases			0
Total debt	504,814		504,368
US Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	504,814		504,368
US Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0		0
US Dollar | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(560)
US Dollar | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0		0
US Dollar | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0		0
US Dollar | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0		0
US Dollar | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	48,091		115,681
US Dollar | US Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	504,814		504,368
US Dollar | US Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0		$ 0